STOCK BASED COMPENSATION (Details) - 2018 Share Incentive Plan [Member] - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2018	Jun. 30, 2019	Jan. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense		$ 62
Option exercisable period		10 years
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted		71,357
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted	71,357		71,357
Fair value of option granted	$ 202
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years